Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities
Accounting classification and fair value hierarchy

		2023				2022
Hierarchy of fair value measurement		Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value a $m	Amortised cost $m	Not categorised as a financial instrument $m	Total $m

Financial assets

Other financial assets	1,3 b	124	68	–	192	106	50	–	156

Cash and cash equivalents	1	375	947	–	1,322	360	616	–	976

Derivative financial instruments	2	20	–	–	20	7	–	–	7

Deferred compensation plan investments	1	250	–	–	250	216	–	–	216

Trade and other receivables	–	–	651	102	753	–	542	107	649

Financial liabilities

Derivative financial instruments	2	25	–	–	25	11	–	–	11

Deferred compensation plan liabilities	1	250	–	–	250	216	–	–	216

Loans and other borrowings	–	–	3,166	–	3,166	–	2,396	–	2,396

Trade and other payables	3	69	670	47	786	83	658	37	778

a
With the exception of equity securities of $87m (2022: $88m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b	Of those measured at fair value, $14m (2022: $3m) are Level 1 and $110m (2022: $103m) are Level 3.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

Hierarchy of			2023		2022
fair value measurement		Carrying value $m	Fair value $m	Carrying value $m	Fair value $m

€ 500m 1.625% bonds 2024	1	555	545	534	511

£300m 3.75% bonds 2025	1	387	373	365	344

£350m 2.125% bonds 2026	1	449	416	423	367

€ 500m 2.125% bonds 2027	1	559	535	539	492

£400m 3.375% bonds 2028	1	509	476	480	417

€ 600m 4.375% bonds 2029	1	663	689	–	–

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3
Level 3 reconciliation

	Other financial assets $m	Other payables $m	Contingent purchase consideration $m

At 1 January 2022	106	–	(73)

Valuation losses recognised in other comprehensive income	(1)	–	–

Unrealised changes in fair value a	–	(18)	8

Exchange adjustments	(2)	–	–

At 31 December 2022	103	(18)	(65)

Valuation losses recognised in other comprehensive income	(2)	–	–

Additions	8	–	–

Unrealised changes in fair value a	–	18	(4)

Exchange and other adjustments	1	–	–

At 31 December 2023	110	–	(69)

a
The change in the fair value of other payables was recognised within share of profits/(losses) from associates and joint ventures in the Group income statement and is presented as an exceptional item (see note 6).